As filed with the Securities and Exchange Commission on September 13, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No.	112
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-04556

Amendment No.	113

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On September 30, 2010 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 109 to the Registration Statement of Transamerica Funds on behalf of Transamerica AQR Managed Futures Strategy and Transamerica Goldman Sachs Commodity Strategy as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 4, 2010 (Accession Number 0000930413-10-003340), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 30, 2010.

The prospectuses and statement of additional information for the other series of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

TRANSAMERICA FUNDS

OTHER INFORMATION
PART C

Item 28	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust (23)

(b)	By-laws (23)

(c)	Not Applicable

(d)	(1)	Investment Advisory Agreements
		(a)	Transamerica Flexible Income (23)
		(b)	Transamerica Jennison Growth (15)
		(c)	Transamerica AEGON High Yield Bond (15)
(i) Amendment dated 11/13/09 (31)
		(d)	Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap) (20)
(i) Amendment dated 11/6/09 (31)
		(e)	Transamerica Growth Opportunities and Transamerica WMC Diversified Growth (19)
(i) Amendment dated 11/13/09 (31)
(ii) Amendment dated 4/9/10 (34)
		(f)	Transamerica MFS International Equity (24)
(i) Amendment dated 8/1/09 (31)
(g)

Transamerica Money Market, Transamerica PIMCO Total Return, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, and Transamerica Multi-Manager International Portfolio (20)

		(h)	Transamerica Clarion Global Real Estate Securities and Transamerica PIMCO Real Return TIPS (15)
(i) Amendment dated 7/1/09 (31)
		(i)	Transamerica Balanced (11)
(i) Amendment dated 11/13/09 (31)
(j)

Transamerica JPMorgan Mid Cap Value, Transamerica BlackRock Large Cap Value, Transamerica Short-Term Bond, Transamerica UBS Large Cap Value, Transamerica Morgan Stanley Emerging Markets Debt and Transamerica Morgan Stanley Small Company Growth (23)

(i) Amendment dated 6/1/10 (34)
(k)

Transamerica AllianceBernstein International Value, Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica JPMorgan International Bond, Transamerica Federated Market Opportunity and Transamerica BlackRock Global Allocation (23)

		(l)	Transamerica Morgan Stanley Mid-Cap Growth (20)
(i) Amendment dated 6/1/10 (34)
		(m)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
		(n)	Transamerica Loomis Sayles Bond, Transamerica BNY Mellon Market Neutral Strategy and Transamerica Multi-Manager Alternative Strategies Portfolio (19)
(i) Amendment dated 8/23/10 - Transamerica Goldman Sachs Commodity Strategy (to be filed by amendment)
		(o)	Transamerica Schroders International Small Cap (23)
		(p)	Transamerica Thornburg International Value and Transamerica WMC Emerging Markets (27)
		(q)	Transamerica Managed Payout Portfolio (to be filed by amendment)
		(r)	Transamerica JPMorgan Core Bond (29)
		(s)	Transamerica Diversified Equity (31)
		(t)	Transamerica First Quadrant Global Macro (31)
		(u)	Transamerica AQR Managed Futures Strategy (to be filed by amendment)

	(2)	Sub-Advisory Agreements
		(a)	Transamerica Flexible Income (20)
		(b)	Transamerica AEGON High Yield Bond (15)
(i) Amendment dated 11/13/09 (31)
		(c)	Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap) (31)
(i) Amendment dated 11/6/09 (31)
		(d)	Transamerica Growth Opportunities (19)
(i) Amendment dated 4/9/10 (34)
		(e)	Transamerica Jennison Growth (20)
		(f)	Transamerica Money Market (5)
		(g)	Transamerica PIMCO Total Return (5)
(i) Amendment dated 7/1/09 (31)
		(h)	Transamerica Clarion Global Real Estate Securities (15)
(i) Transamerica PIMCO Real Return TIPS (9)
(i) Amendment dated 7/1/09 (31)
		(j)	Transamerica Small/Mid Cap Value (10)
		(k)	Transamerica Balanced (11)
		(l)	Transamerica JPMorgan Mid Cap Value (12)
		(m)	Transamerica BlackRock Large Cap Value and Transamerica BlackRock Global Allocation (19)
(i) Amendment dated 8/23/10 (to be filed by amendment)
		(n)	Transamerica Short-Term Bond (12)
		(o)	Transamerica UBS Large Cap Value (20)
		(p)	Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Small Company Growth and Transamerica Morgan Stanley Mid-Cap Growth (20)
(i) Amendment dated 6/1/10 (34)
		(q)	Transamerica AllianceBernstein International Value (15)
		(r)	Transamerica Neuberger Berman International (29)
		(s)	Transamerica Oppenheimer Developing Markets (23)
		(t)	Transamerica JPMorgan International Bond (14)
		(u)	Transamerica Federated Market Opportunity (23) (20)
(v)

Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio - Morningstar Asset Allocation Management Agreement Amendment (19)

(i) Transamerica Managed Payout Portoflio - Morningstar Asset Allocation Management Agreement Amendment (to be filed by amendment)
		(w)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)
		(x)	Transamerica MFS International Equity (16)
(i) Amendment dated 8/1/09 (31)
		(y)	Transamerica Loomis Sayles Bond (19)
		(z)	Transamerica BNY Mellon Market Neutral Strategy (19)
		(aa)	Transamerica Third Avenue Value (19)
		(bb)	Transamerica Schroders International Small Cap (23)
		(cc)	Transamerica Thornburg International Value (27)
(a) Amendment dated January 1, 2009 (28)
		(dd)	Transamerica WMC Emerging Markets and Transamerica WMC Diversified Growth (27)
(i) Amendment dated 4/9/10 (34)
		(ee)	Transamerica JPMorgan Core Bond (29)
		(ff)	Transamerica Diversified Equity (31)
		(gg)	Transamerica First Quadrant Global Macro (31)
		(hh)	Transamerica AQR Managed Futures Strategy (to be filed by amendment)
		(ii)	Transamerica Goldman Sachs Commodity Strategy (to be filed by amendment)

(e)	(1)	Underwriting Agreement (23)
		(a)	Amended Schedule I dated March 1, 2010 (33)
		(d)	Amended Schedule I (to be filed by amendment)
	(2)	Dealer’s Sales Agreement (32)

	(3)	Service Agreement (4)
	(4)	Wholesaler’s Agreement (3)

(f)	Amended and Restated Board Members Deferred Compensation Plan dated January 1, 2010 (33)

(g)	Custody Agreement (7)
	(1)	Amended Fee Schedule dated February 1, 2008 (28)

(h)	(1)	Transfer Agency Agreement (1)
(a) Amended Fee Schedule dated November 30, 2009 (to be filed amendment)
(b) Amended Fee Schedule dated July 1, 2010 (to be filed amendment)
	(2)	Administrative Services Agreement dated July 15, 2010 (to be filed by amendment)
	(3)	Expense Limitation Agreement (9)
(a)
(c) Amended Schedules A and B dated March 1, 2010 (33)
(d) Amended Schedules A and B (to be filed by amendment)

(i)	Opinion and Consent of Counsel (33)

(j)	n/a

(k)	n/a

(l)	Investment Letter from Sole Shareholder (2)

(m)	Amended and Restated Plan of Distribution of the Registrant under Rule 12b-1 (23)
	(a)	Amended Schedule A dated March 1, 2010 (33)
	(b)	Amended Schedule A (to be filed by amendment)

(n)	Amended and Restated Plan for Multiple Classes of Shares dated as of November 30, 2009 (to be filed by amendment)
	(a)	Amended Schedule A (to be filed by amendment)

(o)	Reserved

(p)	Code of Ethics
	(1)	Joint Transamerica Funds and Transamerica Asset Management, Inc. (23)

SUB-ADVISERS
(2)	AEGON USA Investment Management, LLC (26)
(3)	Federated Equity Management Company of Pennsylvania (33)
(4)	Transamerica Investment Management, LLC (15)
(5)	Jennison Associates LLC (15)
(6)	Pacific Investment Management Company LLC (33)
(7)	ING Clarion Real Estate Securities (15)
(8)	J.P. Morgan Investment Management Inc. (15)
(9)	UBS Global Asset Management (Americas) Inc. (33)
(10)	Morgan Stanley Investment Management Inc. (15)
(11)	AllianceBernstein L.P. (33)
(12)	Neuberger Berman Management LLC (15)
(13)	Oppenheimer Funds, Inc. LP (15)
(14)	Morningstar Associates, LLC (15)
(15)	Loomis, Sayles & Company, L.P. (17)
(16)	BlackRock Investment Management, LLC (17)
(17)	Franklin Portfolio Associates, LLC (19)
(18)	Third Avenue Management LLC (17)
(19)	MFS Investment Management (18)
(20)	Schroder Investment Management North America Inc. (23)
(21)	Thornburg Investment Management, Inc. (33)
(22)	Wellington Management Company, LLP (33)

	(23)	First Quadrant, L.P. (31)
	(24)	AQR Capital Management, LLC (to be filed by amendment)
	(25)	Goldman Sachs Asset Management, L.P. (to be filed by amendment))

(q)(1)	Powers of Attorney (22)
(q)(2)	Power of Attorney for Sandra N. Bane (25)
(q)(3)	Power of Attorney for David W. Jennings (30)

All exhibits filed previously are herein incorporated by reference

(1)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 033-02659).
(2)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 033-02659).
(3)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).
(4)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).
(5)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 033-02659).
(6)	Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 033-02659).
(7)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 033-02659).
(8)	Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 033-02659).
(9)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).
(10)	Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 033-02659).
(11)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 033-02659).
(12)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 033-02659).
(13)	Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 033-02659).
(14)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 033-02659).
(15)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).
(16)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 033-02659).
(17)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 033-02659).
(18)	Filed previously with Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-04419).
(19)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).
(20)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).
(21)	Filed previously with Post-Effective Amendment No. 87 to Registration Statement on October 26, 2007 (File No. 033 02659).
(22)	Filed previously with Post-Effective Amendment No. 88 to Registration Statement on December 11, 2007 (File No. 033-02659).
(23)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).
(24)	Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 033-02659).
(25)	Filed previously with Post-Effective Amendment No. 91 to Registration Statement on June 10, 2008 (File No. 033-02659).

(26)	Filed previously with Post-Effective Amendment No. 92 to Registration Statement on June 12, 2008 (File No. 033-02659).
(27)	Filed previously with Post-Effective Amendment No. 93 to Registration Statement on September 15, 2008 (File No. 033-02659).
(28)	Filed previously with Post-Effective Amendment No. 95 to Registration Statement on February 27, 2009 (File No. 033-02659).
(29)	Filed previously with Post-Effective Amendment No. 97 to Registration Statement on July 1, 2009 (File No. 033-02659).
(30)	Filed previously with Post-Effective Amendment No. 98 to Registration Statement on August 7, 2009 (File No. 033-02659).
(31)	Filed previously with Post-Effective Amendment No. 105 to Registration Statement on November 13, 2009 (File No. 033-02659).
(32)	Filed previously with Post-Effective Amendment No. 106 to Registration Statement on November 30, 2009 (File No. 033-02659).
(33)	Filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010 (File No. 033-02659).
(34)	Filed previously with Post-Effective Amendment No. 109 to Registration Statement on June 4, 2010 (File No. 033-02659).

Item 29	Persons Controlled by or under Common Control with the Fund

          To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30	Indemnification

          Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Business and Other Connections of Investment Advisers

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

AEGON USA Investment Management, LLC (“AUIM”) 4333 Edgewood Road NE Cedar Rapids, IA 52499	Sub-Adviser to Transamerica AEGON High Yield Bond	Eric B. Goodman, President & Chief Investment Officer	N/A

		Bradley J. Beman, Executive Vice President – Head of Fixed Income David L. Blankenship, Executive Vice President and Head of Fixed Income and Distribution	N/A N/A
Kirk W. Buese, Executive Vice President – Private and Structured Finance

David M. Carney, Executive Vice President and Chief Operating Officer	N/A

Joel L. Coleman, Executive Vice President – Portfolio Management	N/A

Frank E. Collecchia, Executive Vice President	N/A

Daniel P. Fox, Executive Vice President – Risk Management	N/A

Garry E. Creed, Senior Vice President	N/A

Mark E. Dunn, Senior Vice President	N/A

Robert Fitzsimmons, Senior Vice President	N/A

Michael C. Fogliano, Senior Vice President	N/A

Kevin A. Giles, Senior Vice President – New Initiatives	N/A

Seth R. Gilkes, Senior Vice President	N/A

David R. Halfpap, Senior Vice President	N/A

Karen E. Hufnagel, Senior Vice President	N/A

William L. Hurwitz, Senior Vice President	N/A

Neil Madsen, Senior Vice President	N/A

Calvin W. Norris, Senior Vice President	N/A

Eric C. Perry, Senior Vice President	N/A

Stephanie M. Phelps, Senior Vice President, Treasurer and Chief Financial Officer	N/A

James K. Schaeffer, Jr., Senior Vice President	N/A

Sarvjeev S. Sidhu, Senior Vice President	N/A

Michael B. Simpson, Senior Vice President	N/A

Jon L. Skaggs, Senior Vice President	Family Business

Robert A. Smedley, Senior Vice President	N/A

Douglas A. Weih, Senior Vice President	N/A

Jeffrey A. Whitehead, Senior Vice President	N/A

John F. Bailey, Vice President	N/A

James K. Baskin, Vice President	Family Business

Gregg A. Botkin, Vice President	N/A

James K. Cameron, Vice President	N/A

Martin Coppens, Vice President	N/A

Douglas A. Dean, Vice President	N/A

Bradley D. Doyle, Vice President	N/A

Cindy Eason-Manning, Vice President	N/A

Mark D. Evans, Vice President	N/A

Charles V. Ford, Vice President	N/A

Scott P. Hassenstab, Vice President	N/A

Eric Henderson, Vice President	N/A

William J. Henricksen, Vice President	N/A

Frederick B. Howard, Vice President	N/A

John D. Kettering, Vice President	N/A

Stephen M. Lempa, Vice President	N/A

Angela S. Matson, Vice President	N/A

Clayton R. McBride, Vice President	N/A

Jeremy S. Mead, Vice President	N/A

Christopher D. Pahlke, Vice President	N/A

Michael J. Parrish, Vice President	N/A

Greg A. Podhajsky, Vice President	N/A

Josua D. Prieskorn, Vice President	N/A

Stacey S. Rutledge, Vice President	N/A

Michael S. Smith, Vice President	N/A

J. Staley Stewart, Vice President	N/A

Debra R. Thompson, Vice President	N/A

Michael A. Urban, Vice President	N/A

M. Christina Galligan, Assistant Vice President	N/A

Paul J. Houk, General Counsel and Secretary	N/A

Jessica L. Cole, Chief Compliance Officer	N/A

Clint L. Woods, Assistant Secretary	N/A

Renee D. Montz, Assistant Secretary	N/A

Daniel L. Seward, Assistant Treasurer	N/A

Stephanie L. Steele, Assistant Treasurer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

AllianceBernstein, LP (“AllianceBernstein”) 1345 Avenue of the Americas New York, NY 10105	Sub-Adviser to Transamerica AllianceBernstein International Value	Peter S. Kraus, Chairman of the Board and Chief Executive Officer	N/A

Directors: Christopher M. Condron, Lorie A. Slutsky, Dominique Carrel-Billiard, Henri De Castries, Denis Duverne, Richard S. Dziadzio, Deborah S. Hechinger, Weston M. Hicks, Nick Lane, A.W. (Pete) Smith, Jr., Peter J. Tobin

N/A

* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

AQR Capital Management, LLC (“AQR”) Two Greenwich Plaza, 3rd Floor Greenwich, CT 06830	Sub-Adviser to Transamerica AQR Managed Futures Strategy	Cliff S. Asness, President, Founding and Managing Principal; David G. Kabiller, Founding Principal; John Mihn Soo Liew, Founding Principal; Robert J. Krail, Founding Principal;	N/A

Bradley D. Asness, Chief Legal Officer; Brian K. Hurst, Principal; Jacques A. Friedman, Principal; Oktay Kurbanov, Principal; Abdon Bolivar, Chief Compliance Officer; Michael A. Mendelson, Vice President and Principal; Ronen Israel, Principal; Lars N. Nielsen, Principal; Masini G. Andrade, Principal; Joseph S. Mellas, Principal

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

BlackRock Investment Management, LLC (“BlackRock”) 800 Scudders Mill Road, Plainsboro, NJ 08536	Sub-adviser to Transamerica BlackRock Global Allocation and Transamerica BlackRock Large Cap Value	Ann Marie Petach, Chief Financial Officer and Managing Director

BAA Holdings,LLC, Wlmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cyman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Holdco 4, LLC, Wilmington, DE, BlackRock Holdco 6, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, Blackrock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investment, LLC, Wilmington, DE, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Robert P. Connolly, General Counsel, Managing Director and Secretary

BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Execution Services, San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Investments, LLC, Wilmington, DE, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l., Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

		Laurence D. Fink, Chief Executive Officer	Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Advisors Singapore Pte, Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Execution Services, San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdo 2, Inc., Wilmington, DE, Director, BlackRock HPB Management, LLC, New York, NY, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE ,BlackRock Portfolio Investments, LLC, Wilmington, DE, Director,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

IShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Robert S. Kapito, President and Director

Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, Director, BlackRock Advisors Holdings, Inc., New York, NY, President, BlackRock Advisors Singapore Pte. Ltd., Singapore,Director, BlackRock Asset Management International, Inc., London, England, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors, San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, Director, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 2, Inc., Wilmington, DE, Director,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

BlackRock (Institutional) Canada Ltd., Toronto, Ontario, Director, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Carbon Capital III, Inc., New York, NY, Director, iShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Paul Audet, Vice Chairman

Director, BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NE, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Cayco Limited, Cayman Islands, Director, BlackRock Cayman Company, Cayman Islands, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Finco, LLC, Wilmington, DE, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Fund Advisors, San Franciso, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Realty Advisors, Inc., Florham Park, NJ, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Charles Hallac, Vice Chairman and Co-Chief Operating Officer

BlackRock, Inc., New York, NY, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Black Rock Fund Advisors, San Francisco, CA, BlackRock Fund, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock India Private Ltd., Mumbai, India, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Barbara Novick, Vice Chairman

BlackRock Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA

Scott Amero, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Anthracite Capital Inc., New York, NY, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

		Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Mortgage Ventures, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA

Robert Doll, Vice Chairman

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd.,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Portfolio Administration & Management Ltd., Cayman Islands, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc. ,San Francisco, CA, BlackRock Financial Management, Inc., New York, NY ,BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY,

		Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE,BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Bennett Golub, Vice Chairman and Chief Risk Officer

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA

		Richard Kishel, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, Director, BlackRock Asset Management Deutschland AG, Munich,

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Germany, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 5, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Japan Co., Ltd., Tokyo, Japan, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Securities Co., Ltd., Tokyo, Japan, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA, Director, BlackRock Advisors Singaport Pte. Ltd., Singapore ,BlackRock Asset Management UK Limited ,London, England, BlackRock Group Limited, London, England, Director, BlackRock (Hong Kong) Limited, Hong Kong, SAR, China, Director, BlackRock International Limited, Edinburgh, Scotland, Director, BlackRock Investment Management (Australia) Limited, Melbourne, Australia, Director, BlackRock

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Investment Management International Limited, London, England, Director, BlackRock Investment Management (Korea) Limited, Seoul, Korea, Director, BlackRock Investment Management (Singaport) Limited, Singapore. Director, BlackRock Investment Management (UK) Limited, London, England, Director, BlackRock (Taiwan) Limited, Taipei, Taiwan, Director, Impact Investing Pty Ltd., Melbourne, Australia, Director, PSN Pty Ltd, Melbourne, Australia

Amy Engel, Treasurer and Managing Director

BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Federated Equity Management Company of Pennsylvania (“Federated”) Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Sub-adviser to Transamerica Federated Market Opportunity	J. Christopher Donahue, Trustee and Chairman

President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company

		Thomas R. Donahue, Trustee and Treasurer	Chief Financial Officer, Federated Investors, Inc.

John B. Fisher, Trustee and President

President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company

		Mark D. Olson, Trustee 800 Delaware Avenue, P.O. Box 2305 Wilmington, DE 19899-2305	Principal, Mark D. Olson & Company L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A

		Stephen F. Auth, Trustee and Executive Vice President	Chief Investment Officer of funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, and Federated Global Investment Management Corp.

		Linda A. Duessel, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

		Steven Lehman, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

		Carol R. Miller, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

		Douglas C. Noland, Senior Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

		P. Ryan Bend, Vice President	Portfolio Manager of various funds in the Federated Fund Complex

		G. Andrew Bonnewell, Vice President and Secretary	Senior Corporate Counsel, Federated Investors, Inc.

		Chad Hudson, Vice President	Portfolio Manager of various funds in the Federated Fund Complex

		Angela Kohler, Vice President	Senior Investment Analyst to various funds in the Federated Fund Complex

		Lila Murphy, Vice President	Senior Investment Analyst to various funds in the Federated Fund Complex

		John L. Nichol, Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

		Michael R. Tucker, Vice President	Senior Investment Analyst to various funds in the Federated Fund Complex

		Ann Kruczek, Assistant Vice President	Senior Vice President, Head of Investment Administration and Operations

		Dana Meissner, Assistant Vice President	Senior Portfolio Manager of various funds in the Federated Fund Complex

		Keith Michaud, Assistant Vice President	Manager, Market Data Services; Vice President, Federated Advisory Services Company

		Denis McAuley, III, Assistant Treasurer	Vice President and Principal Accounting Officer, Federated Investors, Inc.; Treasurer of various Federated operating companies

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

First Quadrant, L.P. (“First Quadrant”) 800 East Colorado Blvd, Suite 900, Pasadena, Ca, 91101	Sub-adviser to Transamerica First Quadrant Global Macro	Ronnie M. Darnell, Chief Investment Officer and Limited Partner	N/A

		Curtis J. Ketterer, Chief Operating Officer and Limited Partner	N/A

		Christopher G. Luck, Director of Equity Portfolio Management and Limited Partner	N/A

		Timothy S. Meckel, Client Service and Limited Partner	N/A

		Kent C. Roberts, Director of Marketing and Limited Partner	N/A

		Kenneth R. Funk, Chief Compliance Officer and Director	N/A

		Joel L. Brouwer, Chief Financial Officer and Director	N/A

		Kenneth J. Ferguson, Co-Director and Limited Partner	N/A

		Dori S. Levanoni, Co-Director and Limited Partner	N/A

		Jia Ye, Chief Investment Strategist and Director of Trading and Limited Partner.	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, NY 10282,	Sub-adviser to Transamerica Goldman Sachs Commodity Strategy

Ellen Porges, General Counsel, Investment Management Division (Chief Legal Officer); Judith Shandling, Chief Compliance Officer; Ed Forst, Co-Head Investment Management Division (Co-Chief Executive Officer); Timothy J. O’Neill, Co-Head Investment Management Division (Co-Chief Executive Officer)

N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

ING Clarion Real Estate Securities, LP (“Clarion”) 201 King of Prussia Road Suite 600 Radnor, PA 19087	Sub-adviser to Transamerica Clarion Global Real Estate Securities	T. Ritson Ferguson, Managing Director	N/A

		Jarrett B. Kling, Managing Director	N/A

		Steven D. Burton, Managing Director	N/A

		Joseph P. Smith	N/A

		David J. Makowicz, Senior Director	N/A

		Steven P. Sorenson, Senior Director	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Jennison Associates LLC (“Jennison”)* 466 Lexington Avenue New York, NY 10017.	Sub-adviser to Transamerica Jennison Growth	Dennis M. Kass, Director, Chairman and Chief Executive Officer	Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”)

		Spiros Segalas, Director, President and Chief Investment Officer, Jennison	N/A

		Mehdi A. Mahmud, Director, Vice Chairman, Managing Director and Chief Operating Officer	N/A

		Kathleen A. McCarragher, Director and Managing Director	Vice President, Prudential Trust Company (“PTC”)

		Debra Hope Wedgeword, Director**	Manager, QM

Charles F. Lowrey, Director**

President, Chairman, Director and Chief Executive Officer, PIM. Chairman, Chief Executive Officer, President and Manager, Prudential Asset Management Holding Company LLC. President, PIM Foreign Investments, Inc. Director and President, PIM Investments, Inc. Chairman and Director, PIM Warehouse, Inc. Manager, QM. Chairman and Director, Pramerica (GP) Limited. Director, Pramerica (GP2) Limited

		Ronald K. Andrews, Director**	Senior Vice President, Prudential Investments LLC

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

(“PI”). Manager, QM. Senior Vice President, Prudential Annuities Advisory Services, Inc.

		Mirry Hwang, Secretary, Senior Vice President and Chief Legal Officer	Assistant Secretary, PTC

		Joseph M. Carrabes, Executive Vice President	Vice President, PTC

		Kenneth Moore, Treasurer and Executive Vice President	Vice President, PIM Wharehouse, Inc. Director and Executive Vice President, PTC. Manager and Vice President, QM. Vice President, PIM

		Stuart S. Parker, Executive Vice President	Senior Vice President, PI. Vice President, QM

		Leslie S. Rolison, Executive Vice President	Vice President, QM

*	Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.
**	The address of the Director, Officer or Partner of the Sub-Adviser is Gateway Center Three, 100 Mulberry Street, New York, NJ 07102

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

J.P. Morgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue New York, NY 10167	Sub-adviser to Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond, JPMorgan Mid Cap Value	Evelyn V. Guernsey, President, Director and Managing Director	Chairperson, President, and CEO, JPMorgan Investment Advisors Inc.

George C.W. Gatch, Director, Managing Director

Seth P. Bernstein, Director, Global Head of Fixed-Income, Managing Director

Lawrence M. Unrein, Director, Managing Director

Martin R. Porter, Global Head of Equities, Managing Director

Clive S. Brown, Director, Managing Director

Scott E. Richter, Secretary

Joseph K. Azelby, Director, Managing Director

Paul A. Quinsee, Director, Managing Director

John H. Hunt, Director, Managing Director

Richard T. Madsen, CFO, Director, Managing Director

Joseph J. Bertini, Chief Compliance Officer, Managing Director

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Loomis, Sayles & Company, L.P. (“Loomis”) One Financial Center Boston, MA 02111-2611	Sub-Adviser to Transamerica Loomis Sayles Bond	Robert J. Blanding, Chairman, President and Chief Executive Officer

President, CEO and Trustee: Loomis Sayles Funds I; Loomis Sayles Funds II Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Director: Loomis Sayles Distributors, Inc.

		Daniel J. Fuss, Vice Chairman and Executive Vice President	Executive Vice President: Loomis Sayles Funds I; Loomis Sayles Funds II

		Pierre Servant, Director	President and CEO: Natixis Global Asset Management Member of the Executive Committee: Natixis

John T. Hailer, Director

President and CEO: Natixis Asset Management Advisors, L.P.; Natixis Global Asset Management, L.P.; Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series Executive Vice President and Trustee President: Loomis Sayles Funds I; Loomis Sayles Funds II

		Kevin P. Charleston, Executive Vice President and CFO	Manager and President: Loomis Sayles Trust Co., LLC

		John F. Gallagher III, Executive Vice	President: Loomis Sayles

President	Distributors, Inc. Manager: Loomis Sayles Trust Co., LLC

Lauriann Kloppenburg, Executive Vice President	Manager: Loomis Sayles Trust Co., LLC

Jean S. Loewenberg, Executive Vice President, General Counsel and Secretary	Director: Loomis Sayles Distributors, Inc. Manager and Secretary: Loomis Sayles Trust Co., LLC

Mark E. Smith, Executive Vice President	Vice President: Loomis Sayles Distributors, Inc. Manager: Loomis Sayles Trust Co., LLC

Donald P. Ryan, Vice President, Chief Compliance Officer and Counsel

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Mellon Capital Management Corporation (“BNY Mellon”) One Boston Place, 34th Floor Boston, MA 02108	Sub-adviser to Transamerica BNY Mellon Market Neutral Strategy.	Oliver Buckley, Chief Investment Officer, Active Equity Strategies	N/A

		Gregg Pendergast, Director and Deputy Chief Compliance Office	N/A

		Michael Dunn, Director	N/A

		Langton Garvin, Director	N/A

		Mary McDermott-Holland	N/A

		David Dirks, Director and Head of Active Equity Client Services	N/A

		Timothy Burke, Vice President	N/A

		Caroline Conway, Vice President	N/A

		Kristin Crawford. Vice President	N/A

		John Manley, Vice President	N/A

		Pritha Mitra-Stiff, Vice President	N/A

		Patrick Slattery, Vice President	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

MFS Investment Management (“MFS”) 500 Boylston Street Boston, MA 02116,	Sub-adviser to Transamerica MFS International Equity	Donald A. Stewart, Director	Chief Executive Officer of Sun Life Financial Director, MFS Inc. Also an Officer and/or Director of various subsidiaries and affiliates of Sun Life

		Jon A. Boscia, Director	President, Sun Life Financial Inc.

Kevin P. Dougherty, Director	President of Sun Life Global Investments, Inc.

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Morgan Stanley Investment Management, Inc. (“MSIM”) 522 Fifth Avenue New York, NY 10036	Sub-adviser to Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Mid-Cap Growth and Transamerica Morgan Stanley Small Company Growth.	Randy Takian, Managing Director, Director and President

President and Principal Executive Officer, Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer, Morgan Stanley Services Company Inc.; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart, Managing Director and Director

President; Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Managing Director, Van Kampen Advisors Inc. and Van Kampen Asset Management; President, Morgan Stanley Distribution, Inc.

		Stefanie V. Chang Yu, Managing Director and Secretary	Managing Director and Secretary of various entities affiliated with the Sub-Adviser.

Kevin Klingert, Managing Director and Acting Chief Investment Officer of the Global Fixed Income Group

Managing Director, Head, Chief Operating Officer and acting Chief Investment Officer, Global Fixed Income Group of Morgan Stanley Investment Advisors Inc.; Vice President of various Retail Funds and Institutional Funds; Managing Director and acting Chief Investment Officer, Global Fixed Income Group of various Van Kampen entities; Vice President of various Van Kampen Retail Funds and Institutional Funds.

		Carsten Otto, Managing Director	Managing Director and Global Head, Compliance for Morgan Stanley Investment Management and Chief Compliance Officer, Morgan Stanley Retail and Institutional Funds.

Mary Ann Picciotto, Executive Director and Chief Compliance Officer	Executive Director and Chief Compliance Officer, Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., and Van Kampen Advisors Inc.

Mark Patten, Managing Director, Chief Financial Officer and Treasurer

Managing Director, Chief Financial Officer and Treasurer, Morgan Stanley Investment Management and Morgan Stanley Distribution Inc.; Chief Financial Officer and Treasurer, Morgan Stanley Asset Management Holdings II; Chief Financial Officer and Treasurer of various Van Kampen entities.

Mary Alice Dunne, Managing Director and Chief Administrative Officer	Managing Director and Chief Administrative Officer, Morgan Stanley Investment Advisors Inc.

Joanne Pace, Chief Operating Officer and Managing Director	Chief Operating Officer and Managing Director of Morgan Stanley Investment Advisors Inc.; Managing Director of various Van Kampen entities.

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Morningstar Associates, LLC (“Morningstar”) 22 West Washington Street Chicago, IL 60602

Portfolio Construction Manager to Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio

		Patrick J. Reinkemeyer, President; Allan B. Johnson, Vice President – Sales and Marketing; D. Scott Schilling, Chief Compliance Officer and Secretary	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Neuberger Berman Management LLC (“Neuberger”) 605 Third Avenue New York, NY 10158	Sub-adviser to Transamerica Neuberger Berman International	Joseph V. Amato, Director	N/A

		Robert J. Conti, President and Chief Executive Officer	N/A

		Bradley C. Tank, Managing Director and Chief Investment Officer (Fixed Income)	N/A

		Andrew Provencher, Managing Director and Head of Intermediary Distribution	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

OppenheimerFunds (“Oppenheimer”) Two World Financial Center 225 Liberty Street, 11th Floor New York, NY 10281	Sub-adviser to Transamerica Oppenheimer Developing Markets and Transamerica Oppenheimer Small- & Mid-Cap Value	William Glavin, President and Chief Executive Officer	N/A

		Craig Dinsell, Executive Vice President	N/A

		Robert Gregory Zack, General Counsel	N/A

		Brian William Wixted, Senior Vice President, Treasurer	N/A

		Christopher Leavy, Chief Investment Officer, Equities	N/A

		Arthur Steinmetz, Chief Investment Officer, Fixed Income	N/A

		David Matthew Pfeffer, Senior Vice President, CFO	N/A

		David Matthew Pfeffer, Senior Vice President, CFO	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Pacific Investment Management Company LLC (“PIMCO”) 840 Newport Center Drive	Sub-adviser to Transamerica PIMCO Total Return and Transamerica PIMCO	Mohamed A. El Erian, Managing Director, Chief Executive Officer and Co-Chief Investment Officer	Board Member of Petersen Institute for International Economics, Member of the Advisory Board of

Suite 300 Newport Beach, CA 92660	Real Return TIPS		International Center for Research on Women and Roubini Global Economics, Chairman of the Microsoft Investment Advisory Board.

		William H. Gross, Managing Director, Founder and Co-Chief Investment Officer	N/A

		Douglas M. Hodge, Managing Director, Chief Operating Officer	Board Member of the Executive Committee for Allianz Global Investors AG

		David C. Lown, Managing Director, Chief Administrative Officer	N/A

		Chris P. Dialynas, Managing Director, Portfolio Manager	N/A

		David C. Flattum, Managing Director, General Counsel	N/A

		Jennifer E. Durham, Executive Vice-President, Chief Compliance Officer	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Schroder Investment Management North America Inc. (“Schroders”) 875 Third Avenue 22nd Floor New York, NY 10022- 6225	Sub-adviser to Transamerica Schroders International Small Cap	Alan Brown, Director and Chief Investment Officer	N/A

		Stephen M. DeTore, Director and Chief Compliance Officer	N/A

		Jamie Dorrien-Smith, Director, Chief Executive Officer and Chairman	N/A

		Mark A. Hemenetz, Director and Chief Operating Officer	N/A

		Virginie Maisonneuve, Director and Head of Global and International Equities	N/A

		Carin F. Muhlbaum, General Counsel, Chief Administrative Officer and Assistant Secretary	N/A

		Alex Sargent, Director and Financial Controller	N/A

		Patricia Woolridge, Secretary	N/A

		Pamela Bardill, Assistant Secretary	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Third Avenue Management LLC (“Third Avenue”) 622 Third Avenue New York, NY 10017	Sub-adviser to Transamerica Third Avenue Value	Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust	Director, Nabors Industries, Inc.

		David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC	Director of Covanta Corporation

		Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust	N/A

		W. James Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Thornburg Investment Management, Inc. (“Thornburg”) 2300 Ridgetop Road Santa Fe, NM 87506	Sub-adviser to Transamerica Thornburg International Value	Garrett Thornburg, Chairman

Former Chief Executive Officer, Thornburg Investment Management, Inc.; Chairman, Chief Executive Officer, Thornburg Securities Corp.; Former Chief Executive Officer and Chairman, TMST, Inc.’ Former President and Director, Thornburg Mortgage Advisory Corp.; Director, TMST, Inc.

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Transamerica Asset Management, Inc. (“TAM”) 570 Carillon Parkway St. Petersburg, FL 33716	Investment Adviser to Registrant	John K. Carter, Director, Chairman of the Board, President and Chief Executive Officer	N/A

		Christopher A. Staples, Director, Senior Vice President – Investment Management and Chief Investment Officer	N/A

		Dennis P. Gallagher, Director, Senior Vice President, General Counsel, Secretary and Operations	N/A

		Kyle A. Keelan, Senior Vice President – Business Development	N/A

		Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer	N/A

		T. Gregory Reymann, II, Vice President, Chief Compliance Officer and Chief Risk Officer	N/A

		Margaret A. Cullem-Fiore, Vice President and Senior Counsel	Assistant Secretary

		Robert S. Lamont, Jr., Vice President and Senior Counsel	N/A

		Ranjit Bhatia, Vice President	N/A

		Robert A. DeVault, Jr., Vice President	N/A

		John Ng, Vice President	N/A

		Williams Nobles, Vice President	N/A

		Jonathan Oldroyd, Vice President	N/A

		Anthony D. Pedata, Senior Compliance Officer	N/A

		Kristina L. Bartscht, Assistant Vice President and Advertising Manager	N/A

		Sarah L. Bertrand, Assistant Vice President	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Transamerica Investment Management, LLC (“TIM”) 11111 Santa Monica Blvd.,	Sub-Adviser to Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value,	Kirk Kim, Deputy CIO, Board Member	N/A

		Peter O. Lopez, President, Board Member	N/A

		Jeffrey A. McCroy, Board Member	N/A

Suite 820, Los Angeles, California	Transamerica Flexible Income, Transamerica Focus, Transamerica Balanced, Transamerica Diversified Equity, Transamerica Short-Term Bond and Transamerica Money Market	John Huber, Board Member	N/A
		Paul Houk, Chief Legal Officer	AEGON USA Investment Management, LLC
		John K. Carter, Board Member	N/A

		Jessica Cole, Chief Compliance Officer	AEGON USA Investment Management, LLC
		Todd M. Bergen, Board Member	N/A

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

UBS Global Asset Management (Americas) Inc. (“UBS”) One North Wacker Drive Chicago, IL 60606	Sub-Adviser to Transamerica UBS Large Cap Value	Joseph Allessie, Assistant Secretary	Deputy General Counsel and Executive Director – UBS Global AM

		Michael J. Calhoun, Assistant Secretary	Associate General Counsel and Director – UBS Global AM

		Mary T. Capasso, Assistant Secretary	Associate General Counsel and Executive Director – UBS Global AM

		Trevor Chambers, Assistant Treasurer	Controller and Director – UBS Global AM

		Kimberly Guerin, Assistant Treasurer	Financial Control Senior Manager and Director – UBS Global AM

		Mark F. Kemper, Secretary and Chief Legal Officer	General Counsel – UBS Global AM

		Tammie Lee, Assistant Secretary	Associate General Counsel – UBS Global AM

		Barry M. Mandinach, Board Director and Vice President	Chief Marketing Officer and Managing Director – UBS Global AM

		Joseph McGill, Chief Compliance Officer	Chief Compliance Officer and Managing Director – UBS Global AM

		John Moore, Board Director, Treasurer and Chief Financial Officer	Head of Financial Control and Managing Director – UBS Global AM

		Eric Sanders, Assistant Secretary	Associate General Counsel – UBS Global AM

		Kai R. Sotorp, Board Director, President and Chief Executive Officer	Head of Americas and Group Management Board Member – UBS Global AM

		Keith Weller, Assistant Secretary	Associate General Counsel and Executive Director – UBS Global AM

*     *     *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant	Name of Each Director, Officer or Partner of the Adviser	Any Other Business or Profession, Vocation or Employment of a Substantial Nature of the Adviser (and Each Director, Officer or Partner of the Adviser thereof) within the Last Two Fiscal Years

Wellington Management Company, LLP (“Wellington Management”) 75 State Street Boston, Massachusetts 02109	Sub-Adviser to Transamerica WMC Diversified Growth and Transamerica WMC Emerging Markets	Saul J. Pannell, Partner And Executive Committee Member	N/A

		Perry M. Traquina, Partner, President, Ceo And Executive Committee Member	N/A

		Cynthia M. Clarke, Partner And Chief Legal Officer	N/A

		Phillip H. Perelmuter, Partner And Executive Committee Member	N/A

		Selwyn J. Notelovitz, Partner And Chief Compliance Officer	N/A

		Edward J. Steinborn, Partner And Chief Financial Officer	N/A

		Partner And Executive Committee Member	N/A

		Brendan J. Swords, Partner And Executive Committee Member	N/A

		Edward P. Bousa, Partner And Executive Committee Member	N/A

		James W. Valone, Partner And Executive Committee Member	N/A

		Charles S. Argyle, Partner And Executive Committee Member	N/A

		Vera M. Trojan, Partner And Executive Committee Member	N/A

Item 32 Principal Underwriter

(a)

The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

David W. Hopewell	(1)	Director	N/A

Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A

Thomas A. Swank	(1)	Director	N/A

Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A

Blake S. Bostwick	(2)	Chief Operations Officer and Vice President	N/A

David R. Paulsen	(2)	Executive Vice President	N/A

Anne M. Spaes	(3)	Executive Vice President	N/A

Michael G. Petko	(2)	Executive Vice President	N/A

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant

Frank A. Camp	(1)	Secretary	N/A

Courtney John	(2)	Vice President and Chief Compliance Officer	N/A

Karen D. Heburn	(4)	Vice President	N/A

Wesley J. Hodgson	(2)	Vice President	N/A

Amy Angle	(1)	Assistant Vice President	N/A

Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary

Elizabeth Belanger	(6)	Assistant Vice President	N/A

Kyle A. Keelan	(4)	Assistant Vice President	N/A

John Fischer	(4)	Assistant Vice President	N/A

Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A

Margaret A. Cullem-Fiore	(4)	Assistant Vice President	Assistant Secretary

Christy Post-Rissin	(4)	Assistant Vice President	N/A

Brenda L. Smith	(4)	Assistant Vice President	N/A

Darin D. Smith	(1)	Assistant Vice President	N/A

Arthur D. Woods	(4)	Assistant Vice President	N/A

Tamara D. Barkdoll	(2)	Assistant Secretary	N/A

Erin K. Burke	(1)	Assistant Secretary	N/A

(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2) 4600 South Syracuse Street, Suite 1100, Denver, CO 80237
(3) 400 West Market Street, Louisville, KY 40237
(4) 570 Carillon Parkway, St. Petersburg, FL 33716-1202
(5) 1111 North Charles Street, Baltimore, MD 21201
(6) 440 Mamaroneck Avenue, Harrison, NY 10528

Item 33 Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.
(b)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34 Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by AllianceBernstein; AQR; AUIM; BlackRock; BNY Mellon; Clarion; Federated; First Quadrant; GSAM; Jennison; JPMorgan; Loomis; MFS; Morningstar; MSIM; Neuberger; Oppenheimer; PIMCO; Schroders; TAM; TFS; Third Avenue; TIM; Thornburg, UBS; and Wellington Management, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

Item 35 Undertakings

          Not applicable

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Funds has duly caused this Post-Effective Amendment No. 112 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 13th day of September, 2010.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter

John K. Carter
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 112 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter		Chairperson, Trustee, President and Chief Executive Officer	September 13, 2010

John K. Carter

/s/ Sandra N. Bane		Trustee	September 13, 2010

Sandra N. Bane*

/s/ Leo J. Hill		Trustee	September 13, 2010

Leo J. Hill*

/s/ David W. Jennings		Trustee	September 13, 2010

David W. Jennings*

/s/ Russell A. Kimball, Jr.		Trustee	September 13, 2010

Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella		Trustee	September 13, 2010

Eugene M. Mannella*

/s/ Norman R. Nielsen		Trustee	September 13, 2010

Norman R. Nielsen*

/s/ Joyce G. Norden		Trustee	September 13, 2010

Joyce G. Norden*

/s/ Patricia Sawyer		Trustee	September 13, 2010

Patricia Sawyer*

/s/ John W. Waechter		Trustee	September 13, 2010

John W. Waechter*

/s/ Robert A. DeVault, Jr.		Vice President, Treasurer and Principal Financial Officer	September 13, 2010

Robert A. DeVault, Jr.

/s/ Dennis P. Gallagher			September 13, 2010

* By:	Dennis P. Gallagher
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549 SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With Post-Effective Amendment No. 112 to Registration Statement on Form N-1A

Transamerica Funds Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Not Applicable